SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION (Tables)
Summary of operating information by geographic area
	Year Ended December 31,
(in thousands)	2021	2020
Net sales:
U.S.	$2,607	$1,516
Europe	9,387	8,415
Rest of World	13,841	10,397
	$25,835	$20,328

Included in Europe and Rest of World are the following significant balances:

Germany	$3,783	$3,851
China	$4,203	$3,490

Operating income:
U.S.	$257	($713)
Europe	(1,037)	(1,698)
Rest of World	507	(667)
	$(273)	$(3,078)

Identifiable assets:
U.S.	$15,840	$13,858
Europe	5,638	5,878
Rest of World	7,579	5,856
	$29,057	$25,592